Earnings Per Share/ADS (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
	(in thousands)
Basic earnings per share:
Numerator:
Net income attributable to ordinary shareholders	1,807,176	1,880,087	1,619,562	221,879
Denominator:
Weighted average ordinary shares outstanding	499,160,564	489,952,172	484,945,912	484,945,912
Basic earnings per share	3.62	3.84	3.34	0.46
Diluted earnings per share:
Numerator:
Net income attributable to ordinary shareholders	1,807,176	1,880,087	1,619,562	221,879
Denominator:
Weighted average ordinary shares outstanding	499,160,564	489,952,172	484,945,912	484,945,912
Dilutive effect of share-based awards	506,228	1,300,288	1,606,812	1,606,812
Weighted average number of shares outstanding-diluted	499,666,792	491,252,460	486,552,724	486,552,724
Diluted earnings per share	3.62	3.83	3.33	0.46

Earnings per ADS
Net income per ADS – basic (RMB)	14.48	15.35	13.36	1.83
Net income per ADS – diluted (RMB)	14.47	15.31	13.31	1.82